Restructuring	12 Months Ended
May 31, 2013
Restructuring

NOTE B—RESTRUCTURING

We record restructuring charges associated with management-approved restructuring plans to either reorganize one or more of our business segments, or to remove duplicative headcount and infrastructure associated with our businesses. Restructuring charges can include severance costs to eliminate a specified number of employees, infrastructure charges to vacate facilities and consolidate operations, and contract cancellation costs. Restructuring charges are recorded based upon planned employee termination dates and site closure and consolidation plans. The timing of associated cash payments is dependent upon the type of restructuring charge and can extend over a multi-year period. We record the short-term portion of our restructuring liability in Other accrued liabilities and the long-term portion, if any, in Other long-term liabilities in our Consolidated Balance Sheets.

Fiscal 2013 Plans

In May 2013, we approved a restructuring plan for one of our consumer operating segments designed to eliminate duplicative processes and overhead and to exit certain processes and product lines. This restructuring plan allows management to refocus its attention on faster growing brands within the consumer operating segment. In connection with this plan, we recorded aggregate charges of approximately $15.6 million, of which approximately $8.2 million relates to the elimination of 133 positions and approximately $7.4 million results from the shutdown of 2 manufacturing facilities. These actions are expected to be completed during the first seven months of fiscal 2014. In addition, there were approximately $3.9 million of inventory markdowns, which are reflected in Cost of Sales in our Consolidated Statements of Income.

Additionally, one of our industrial operating businesses adopted a restructuring plan designed to simplify business processes, accelerate innovation and deliver better results for customers, employees and stockholders. We estimate that this plan will eliminate approximately 34 positions and severance payments will be made generally through the end of fiscal 2014. In connection with the plan, we recorded aggregate charges of approximately $4.5 million, all of which relates to workforce reductions.

As a result of these restructuring activities, we recorded inventory markdowns of $3.9 million, $3.5 million in write-downs of buildings and equipment, and pretax restructuring charges for future severance payments of $12.7 million in the fourth quarter of 2013. No cash payments were made prior to May 31, 2013.